Post-Employment Benefits - Expense recognized in the consolidated statements of operations and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-Employment Benefits
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	€ 16	€ 23
Actuarial gains (-) / losses (+) deriving from experience adjustments	28	64
Return on plan assets exc, interest income		27
Included in other comprehensive income	44	114
Current service cost	45	19
Interest income	1	1
Administrative expenses (effective)	3	2
Interest expense	1	1
Included in the consolidated statements of operations	48	21
Total included in the consolidated statements of operations and other comprehensive income	92	€ 135
Expected payment contributions	€ 46